Borrowings - Additional information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 JPY (¥) loan item
Debt Instrument [Line Items]
Long-term debt | ¥	¥ 1,248,937
Number of loan agreements containing financial covenants | loan	0
Kouji Eguchi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	12
Long-term debt | ¥	¥ 233,480
Kouji Eguchi | Class A Common
Debt Instrument [Line Items]
Ownership percentage	100.00%
Kazuyoshi Takahashi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	2
Long-term debt | ¥	¥ 75,643
Number of banks | item	3
Common stock | Kouji Eguchi
Debt Instrument [Line Items]
Ownership percentage	38.61%
Common stock | Kazuyoshi Takahashi
Debt Instrument [Line Items]
Ownership percentage	0.26%